Supplement to the
Strategic Advisers® Small-Mid Cap Fund
April 28, 2012
Prospectus

At a meeting held on December 6, 2012, the Board of Trustees approved the appointment of Kennedy Capital Management, Inc. (Kennedy Capital) as a new sub-adviser to the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Advisory Research, Inc. (ARI), Fred Alger Management, Inc. (Alger Management), Invesco Advisers, Inc. (Invesco), Kennedy Capital, Neuberger Berman Management LLC (Neuberger Berman), Pyramis Global Advisors, LLC (Pyramis), and Systematic Financial Management, L.P. (Systematic).

The following information replaces similar information under the heading "Investment Advisers" in the "Fund Summary" section on page 7.

Strategic Advisers is the fund's manager. Advisory Research, Inc. (ARI), Fred Alger Management, Inc. (Alger Management), Invesco Advisers, Inc. (Invesco), Kennedy Capital Management, Inc. (Kennedy Capital), Neuberger Berman Management LLC (Neuberger Berman), Pyramis Global Advisors, LLC (Pyramis), and Systematic Financial Management, L.P. (Systematic) have been retained to serve as sub-advisers for the fund.

The following information supplements existing information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 8.

Donald Cobin, CFA (portfolio manager) and Christian McDonald, CFA (assistant portfolio manager) have co-managed Kennedy Capital's portion of the fund's assets since December 2012.

The following information supplements existing information found in the "Fund Management" section on page 19.

Kennedy Capital, at 10829 Olive Boulevard, Suite 100, St. Louis, MO 63141, has been retained to serve as a sub-adviser for the fund. As of September 30, 2012, Kennedy Capital had approximately $4.2 billion in discretionary assets under management. Kennedy Capital provides investment advisory services for the fund.

The following information supplements the biographical information found in the "Fund Management" section on page 20.

Kennedy Capital

Donald Cobin, CFA, a Vice President and Director, is the Portfolio Manager for the fund.

Christian McDonald, CFA, is the Assistant Portfolio Manager for the fund and also serves as a Research Analyst at Kennedy Capital, primarily responsible for selecting and monitoring securities within the industrials (including aerospace, defense, and machinery) sector of Kennedy Capital's universe. Mr. McDonald joined Kennedy Capital in November 2005.

SMC-12-03  December 10, 2012
1.919462.107

The following information replaces the fourth full paragraph found in the "Fund Management" section on page 22.

The basis for the Board of Trustees approving the sub-advisory agreement with Kennedy Capital for the fund will be included in the fund's annual report for the fiscal period ended February 28, 2013, when available.

Supplement to the
Strategic Advisers® Small-Mid Cap Multi-Manager Fund
April 28, 2012
Prospectus

At a meeting held on December 6, 2012, the Board of Trustees approved the appointment of Kennedy Capital Management, Inc. (Kennedy Capital) as a new sub-adviser to the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Advisory Research, Inc. (ARI), Fred Alger Management, Inc. (Alger Management), Invesco Advisers, Inc. (Invesco), Kennedy Capital, Neuberger Berman Management LLC (Neuberger Berman), Pyramis Global Advisors, LLC (Pyramis), and Systematic Financial Management, L.P. (Systematic).

The following information replaces similar information under the heading "Investment Advisers" in the "Fund Summary" section on page 6.

Strategic Advisers is the fund's manager. Advisory Research, Inc. (ARI), Fred Alger Management, Inc. (Alger Management), Invesco Advisers, Inc. (Invesco), Kennedy Capital Management, Inc. (Kennedy Capital), Neuberger Berman Management LLC (Neuberger Berman), Pyramis Global Advisors, LLC (Pyramis), and Systematic Financial Management, L.P. (Systematic) have been retained to serve as sub-advisers for the fund.

The following information supplements existing information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 6.

Donald Cobin, CFA (portfolio manager) and Christian McDonald, CFA (assistant portfolio manager) have co-managed Kennedy Capital's portion of the fund's assets since December 2012.

The following information supplements existing information found in the "Fund Management" section on page 25.

Kennedy Capital, at 10829 Olive Boulevard, Suite 100, St. Louis, MO 63141, has been retained to serve as a sub-adviser for the fund. As of September 30, 2012, Kennedy Capital had approximately $4.2 billion in discretionary assets under management. Kennedy Capital provides investment advisory services for the fund.

The following information supplements the biographical information found in the "Fund Management" section on page 26.

Kennedy Capital

Donald Cobin, CFA, a Vice President and Director, is the Portfolio Manager for the fund.

Christian McDonald, CFA, is the Assistant Portfolio Manager for the fund and also serves as a Research Analyst at Kennedy Capital, primarily responsible for selecting and monitoring securities within the industrials (including aerospace, defense, and machinery) sector of Kennedy Capital's universe. Mr. McDonald joined Kennedy Capital in November 2005.

AMM-12-03  December 10, 2012
1.936609.102

The following information replaces the fourth full paragraph found in the "Fund Management" section on page 28.

The basis for the Board of Trustees approving the sub-advisory agreement with Kennedy Capital for the fund will be included in the fund's annual report for the fiscal period ended February 28, 2013, when available.